EQUITY (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility			88.72%	186.46%
Dividends (in Dollars per share)			$ 0	$ 0
Risk-free interest rates			0.37%	0.04%
Term (years)	62 days		2 years	164 days
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility			189.71%	189.28%
Dividends (in Dollars per share)			$ 0	$ 0
Risk-free interest rates			0.42%	0.37%
Term (years)	92 years		5 years	4 years
Volatility	49.18%	189.28%
Dividends (in Dollars per share)	$ 0	$ 0
Risk-free interest rates	0.14%	0.37%
Term (years)		4 years